Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets Measured at Cost
Financial assets as of 31 December 2023 and 2022, all of which are measured at amortized cost, are as follows:

	2023	2022
Cash and cash equivalents	11,157	66,427
Restricted cash	26,132	25,187
Trade receivables	41,292	32,972
Other current assets	1,035	5,880
Receivables from related parties	896	1,548
Other long-term assets	336	4,484
	80,848	136,498

Summary of Financial Liabilities
Financial liabilities as of 31 December 2023 and 2022 are as follows:

	2023	2022
Borrowings (measured at amortized cost)	960,159	764,570
Derivative financial liabilities (measured at FVTPL)	520,553	380,232
Other long-term liability to related party (measured at amortized cost)	—	7,440
Long-term incentive plan (measured at FVTPL)	—	544
Trade and other payables (measured at amortized cost)	80,563	49,188
Lease liabilities (measured at amortized cost)	115,315	40,532
Liabilities to related parties (measured at amortized cost)	9,851	1,131
Other current liabilities	61,873	53,664
	1,748,314	1,297,301

Summary of Material Differences Between the Fair Value and Carrying Amount	Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102

	31 December 2022
	Carrying Amount	Fair Value
Senior Bonds	530,506	535,167
Aztiq Convertible Bond	65,793	65,772
2022 Convertible Bonds	32,441	52,463
Alvogen Facility	64,588	66,883
	693,328	720,285

Summary of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715		—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553

	2022
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	—	—	45,325	45,325
Tranche A Conversion Feature	—	—	38,055	38,055
Senior Bond Interest Rate Feature (included in other current assets)	—	—	851	851
Predecessor Earn Out Shares	—	276,200	—	276,200
OACB Earn Out Shares	—	10,500	—	10,500
OACB Warrants	10,152	—	—	10,152
	10,152	286,700	84,231	381,083

Disclosure of Fair Value Measurement of Liabilities
The following table provides a reconciliation of Level 3 financial instruments:

	Senior Bond Warrants	Tranche A Conversion Feature	Senior Bond Interest Rate Feature
1 January 2023	45,325	38,055	851
Issuance	—	45,555	—
Revaluation	—	35,220	—
Transfer to Level 1	(45,325)	—	—
Extinguishment	—	—	(851)
31 December 2023	—	118,830	—

Summary of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	31 December 2023	31 December 2022
Stock price	$11.48	$10.00
Conversion price	$10.00	$10.00
Volatility rate	57.5%	45.0%
Risk-free interest rate	4.2%	4.2%
Dividend yield	0.0%	0.0%
Risky yield	16.3%	19.3%
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2023	31 December 2022
Number of shares	38,330,000	38,330,000
Share price	$11.48	$10.00
Volatility rate	55.0%	45.0%
Risk-free rate	3.97%	4.05%
The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:

	31 December 2023	31 December 2022
Number of shares	625,000	1,250,000
Share price	$11.48	$10.00
Volatility rate	55.0%	45.0%
Risk-free rate	3.97%	4.05%

Summary of Interest Rate Sensitivity Analysis
The following table provides an interest rate sensitivity analysis for the effect on loss before tax:

	2023	2022
Variable-rate financial instruments +100	(89)	(186)
Variable-rate financial instruments -100	89	186

Summary of Impact on the Groups Operations
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2023	2022	2023	2022
EUR	1.105	1.061	1.091	1.052	4.1%
GBP	1.275	1.204	1.266	1.233	5.9%
ISK	0.007	0.007	0.007	0.007	5.1%
CHF	1.188	1.071	1.156	1.047	10.9%
INR	0.012	0.012	0.012	0.013	0.1%

Summary of Groups Assets and Liabilities
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2023 are as follows:

	Assets	Liabilities	Net assets
EUR	36,568	46,303	(9,735)
GBP	69	3,479	(3,410)
ISK	3,247	144,812	(141,565)
CHF	335	7,488	(7,153)
INR	167	536	(369)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2022 are as follows:

	Assets	Liabilities	Net assets
EUR	36,420	26,514	9,906
GBP	111	1,538	(1,427)
ISK	49,484	109,507	(60,023)
CHF	69	7,305	(7,236)
INR	11	517	(506)

Summary of Analysis Assumes that all Other Variables	The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2023
-10% weakening	(974)	(341)	(14,156)	(715)	(37)
+10% strengthening	974	341	14,156	715	37
Year ended 31 December 2022
-10% weakening	(991)	(143)	(6,002)	(724)	(51)
+10% strengthening	991	143	6,002	724	51

Summary of the Maximum Credit Risk Exposure of the Groups Financial Assets	The maximum credit risk exposure for the Group’s financial assets as of 31 December 2023 and 2022 is as follows:

	2023	2022
Cash and cash equivalents	11,157	66,427
Restricted cash	26,132	25,187
Other assets	43,559	44,884
	80,848	136,498

Summary of Contractual Maturities of Financial Assets and Liabilities
Contractual maturities of financial assets and liabilities as of 31 December 2023 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	43,223	—	—	43,223
Variable-interest bearing	11,157	—	26,468	37,625
Total financial assets	54,380	—	26,468	80,848
Financial liabilities
Non-interest bearing	142,436	—	—	142,436
Fixed-interest bearing - Borrowings	66,309	1,101,185	—	1,167,494
Derivative liabilities	—	520,553	—	520,553
Variable-interest bearing - Borrowings	44,995	10,198	65,826	121,019
Total financial liabilities	253,740	1,631,936	65,826	1,951,502
Contractual maturities of financial assets and liabilities as of 31 December 2022 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	40,400	—	—	40,400
Variable-interest bearing	66,427	—	29,671	96,098
Total financial assets	106,827	—	29,671	136,498
Financial liabilities
Non-interest bearing	104,366	—	7,984	112,350
Fixed-interest bearing - Borrowings	45,757	66,308	896,921	1,008,986
Derivative liabilities	—	—	380,232	380,232
Variable-interest bearing - Borrowings	25,259	8,036	59,109	92,404
Total financial liabilities	175,382	74,344	1,344,246	1,593,972